INVESTMENTS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended	4 Months Ended		6 Months Ended			12 Months Ended
	Jun. 18, 2021 USD ($) shares	Jun. 18, 2021 HKD ($) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 HKD ($) $ / shares shares	Jun. 06, 2017 HKD ($) shares	Aug. 31, 2018 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020	Dec. 31, 2019	Jun. 30, 2018 USD ($)	May 31, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 06, 2017 USD ($)	Jun. 06, 2017 HKD ($) $ / shares	Mar. 31, 2017 USD ($)	Feb. 28, 2017	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Aug. 31, 2015 CNY (¥)	Aug. 31, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Apr. 30, 2015	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount								¥ 43,181		¥ 43,181				$ 6,688,000	¥ 44,044
Equity Method Investments								20,849		20,849				3,229,000	55,928
Equity Method Investment, Other than Temporary Impairment										0	$ 0	¥ 33,706
Loss from equity method investments										(8,772)	(1,359,000)	(7,980)
Share of other comprehensive income (loss) of an equity method investee										4,063	630,000	(1,973)
Equity investments at fair value without readily determinable fair value Aggregated Cost								68,168		68,168				10,558,000	69,152
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount								¥ 24,987		24,987				$ 3,870,000	¥ 25,108
Reclassification into loss from equity method investments										846	131,000	0
Loto Interactive
Debt and Equity Securities, FV-NI [Line Items]
Number of shares acquired | shares	30,642,534	30,642,534	169,354,839	169,354,839	169,354,839	1,278,714,329
Price per share for business combination | $ / shares					$ 0.62																		$ 0.252
Total consideration paid	$ 3,400,000	$ 26,200	¥ 88,746	$ 13,500,000	$ 105,000	$ 322,200
Ownership interest held	59.80%	59.80%			54.20%											33.74%	40.48%
Limited partnership [Member] | Loto Interactive
Debt and Equity Securities, FV-NI [Line Items]
Equity Method Investment, Other than Temporary Impairment										0
Limited partnership [Member] | Guangda Sports Culture [Member]
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interest percentage																					12.20%												9.90%
Equity Method Investments																													¥ 20,000
Loss from equity method investments										17	2,600	(87)
Equity interest percentage																					12.20%												9.90%
Publicly listed company [Member] | Loto Interactive
Debt and Equity Securities, FV-NI [Line Items]
Share of other comprehensive income (loss) of an equity method investee										4,063	629,000	(1,973)
Number of shares acquired | shares			169,354,839	169,354,839	169,354,839
Total consideration paid				$ 13,500,000	$ 105,000
Publicly listed company [Member] | Loto Interactive
Debt and Equity Securities, FV-NI [Line Items]
Price per share for business combination | $ / shares					$ 0.62
Ownership interest held					54.20%
Hzone Holiding Company [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | $																																		$ 2,000,000
Percentage of Equity Securities Without Readily Determinable Fair Value																																		10.00%
Topgame Global Limited [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | $																															$ 1,373,000
Percentage of Equity Securities Without Readily Determinable Fair Value																														1.29%	1.29%
Caicaihudong (Beijing) Technology Co., Ltd [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																														¥ 13
Percentage of Equity Securities Without Readily Determinable Fair Value																														1.29%	1.29%
Youwang Technology (Shanghai) Co., Ltd. [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																														¥ 477
Danhua [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Dividend Income, Equity Securities, Operating | $											48,000
Return of Principal | $											$ 183,000
Danhua [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | $																																			$ 1,000,000
Percentage of Equity Securities Without Readily Determinable Fair Value																																			1.10%
Beijing Weisaishidai Sports Technology Co., Ltd [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amount of original cost of cost method investments																												¥ 10,000
Beijing Weisaishidai Sports Technology Co., Ltd [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value													0.83%
Percentage of Equity Securities Original Cost Without Readily Determinable Fair Value																												0.84%
Techelix Co., Ltd [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amount of original cost of cost method investments | $																											$ 600,000
Techelix Co., Ltd [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amount of original cost of cost method investments | $																				$ 300,000
Equity Securities without Readily Determinable Fair Value, Amount | $																		$ 50,000
Percentage of Equity Securities Without Readily Determinable Fair Value													1.98%				1.65%										2.00%
Beijing Heimatuoxin Venture Capital LP [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																																¥ 3,000
Percentage of Equity Securities Without Readily Determinable Fair Value																																3.49%
Dividend Income, Equity Securities, Operating										679
Return of Principal										¥ 858
Extended period for partnership agreement										2 years	2 years
zPark [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Return of Principal | $											$ 56,000
zPark [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | $																										$ 1,000,000
Percentage of Equity Securities Without Readily Determinable Fair Value								1.64%		1.64%				1.64%												2.00%
Dividend Income, Equity Securities, Operating | $											270,000
Cheerful Interactive Limited [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount | $																								$ 1,250,000
Cheerful Interactive Limited [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value													3.92%											5.00%
Loto Interactive Limited
Debt and Equity Securities, FV-NI [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value								33.74%		33.74%				33.74%			40.48%
Loto Interactive Limited | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Method Investment, Other than Temporary Impairment												33,706
Loto Interactive Limited | Listed Company [Member]
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interest percentage																						40.65%	40.65%
Equity Method Investments																						$ 41,300,000	$ 322,200
Shares Issued, Price Per Share | $ / shares																							$ 0.252
Equity interest percentage																						40.65%	40.65%
Loto Interactive Limited | Listed Company [Member] | The Sale Shares [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Method Investment, Shares Acquired | shares						1,278,714,329
Loto Interactive Limited | Publicly listed company [Member]
Debt and Equity Securities, FV-NI [Line Items]
Loss from equity method investments			¥ 846	$ 131,000						¥ 7,240	1,121,000		¥ 11,901
Sparkland Venture Capital Growth Fund L.P [Member]
Debt and Equity Securities, FV-NI [Line Items]
Loss from equity method investments										843	131,000	¥ 0
Sparkland Venture Capital Growth Fund L.P [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interest percentage																					15.38%				6.67%
Equity Method Investments | $																					$ 1,000,000
Equity interest percentage																					15.38%				6.67%
Jinyingzaixian | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount																			¥ 9,000
Limited partnership interest percentage																			45.00%
Loss on Sale of Investments										¥ (2,571)	$ 398,000		¥ 4,008
Perentage of interst disposed										20.00%	20.00%
Cash consideration										¥ 2,726
Equity interest percentage																			45.00%
Jingyan [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																												¥ 6,000
Percentage of Equity Securities Without Readily Determinable Fair Value													4.31%															4.64%
Dividend Income, Equity Securities, Operating										2,203
Return of Principal										¥ 60
Guangzhou Sentai | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interest percentage							20.00%
Equity interest percentage							20.00%
Cash consideration							¥ 5,000
Guangzhou Sentai | Privately Held Entities [Member] | Loto Interactive
Debt and Equity Securities, FV-NI [Line Items]
Share of other comprehensive income (loss) of an equity method investee								¥ 179	$ 28,000